Label	Element	Value
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | IssuerSpecificChangesMember | Select Enterprise Technology Services Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | EnterpriseTechnologyServicesIndustryConcentrationMember | Select Enterprise Technology Services Portfolio
Risk Text Block	rr_RiskTextBlock	Enterprise Technology Services Industry Concentration. The enterprise technology services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for enterprise technology services.
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | StockMarketVolatilityMember | Select Enterprise Technology Services Portfolio
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | ForeignExposureMember | Select Enterprise Technology Services Portfolio
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.